Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures
Investments in associates and joint ventures

16.   Investments in associates and joint ventures

a) Changes during the year

Changes in investments in associates and joint ventures as follows:

	2019	2018
Balance at January 1st,	3,225	3,568
Additions	76	23
Translation adjustment	(111)	(456)
Equity results in income statement	228	305
Equity results in statement of comprehensive income	(4)	—
Fair value adjustment (i)	(163)	—
Dividends declared	(326)	(291)
Transfer to assets held for sale(i)	(152)	—
Others	25	76
Balance at December 31,	2,798	3,225

(i)   Refers to fair value adjustment of the investment in Henan Longyu Energy Resources Co., Ltd., which was transferred later to assets held for sale (note 14).

The amount of investments by segments are presented in note 4(b).

			Investments in associates and joint ventures		Equity results in the income statement			Dividends received
					Year ended December 31			Year ended December 31
Associates and joint ventures	% ownership	% voting capital	December 31, 2019	December 31, 2018	2019	2018	2017	2019	2018	2017
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	25	23	4	5	7	—	1	1
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	88	104	48	69	50	62	32	19
Companhia Hispano-Brasileira de Pelotização (i)	50.89	50.89	70	83	37	55	41	50	23	16
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	65	81	30	60	40	54	32	17
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	150	148	84	126	93	92	67	29
MRS Logística S.A.	48.16	46.75	496	496	50	72	69	29	27	29
VLI S.A.	37.60	37.60	812	857	1	30	29	9	7	19
Zhuhai YPM Pellet Co.	25.00	25.00	23	22	—	—	—	—	—	—
			1,729	1,814	254	417	329	296	189	130
Coal
Henan Longyu Energy Resources Co., Ltd. (note 14)	25.00	25.00	—	317	(2)	16	20	—	—	—
			—	317	(2)	16	20	—	—	—
Base metals
Korea Nickel Corp.	25.00	25.00	14	14	—	1	1	—	—	—
			14	14	—	1	1	—	—	—
Others
Aliança Geração de Energia S.A. (i)	55.00	55.00	470	486	31	25	27	28	25	29
Aliança Norte Energia Participações S.A (i)	51.00	51.00	160	162	4	15	(2)	—	—	—
California Steel Industries, Inc.	50.00	50.00	242	247	23	77	42	29	31	27
Companhia Siderúrgica do Pecém	50.00	50.00	—	—	(69)	(243)	(264)	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	97	93	15	2	13	—	—	41
Others			86	92	(28)	(5)	(68)	—	—	—
			1,055	1,080	(24)	(129)	(252)	57	56	97
Total			2,798	3,225	228	305	98	353	245	227

(i) Although the Company held a majority of the voting capital, the entities are accounted under the equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

The significant associates and joint ventures of the Company are located in Brazil.

b) Summarized financial information

The summarized financial information about relevant associates and joint‑ventures for the Company are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2019
							Nacala
		Aliança					Corridor Holding
	Aliança Geração de Energia	Norte Energia	CSI	CSP (i)	Pelletizing (ii)	MRS Logística	Netherlands B.V.	VLI S.A.
Current assets	215	—	481	438	720	490	384	805
Non-current assets	880	314	344	2,960	315	2,196	4,505	4,507
Total assets	1,095	314	825	3,398	1,035	2,686	4,889	5,312
Current liabilities	99	—	186	985	297	415	516	773
Non-current liabilities	142	—	155	2,675	2	1,242	4,671	2,380
Total liabilities	241	—	341	3,660	299	1,657	5,187	3,153
Stockholders'equity	854	314	484	(262)	736	1,029	(298)	2,159
Net revenue	257	—	997	1,393	583	759	782	1,238
Net income (loss)	57	8	46	(412)	392	103	(49)	2

	December 31, 2018
							Nacala
		Aliança					Corridor Holding
	Aliança Geração de Energia	Norte Energia	CSI	CSP (i)	Pelletizing (ii)	MRS Logística	Netherlands B.V.	VLI S.A.

Current assets	186	—	489	693	964	263	380	679
Non-current assets	938	318	360	3,062	296	1,826	4,619	3,938
Total assets	1,124	318	849	3,755	1,260	2,089	4,999	4,617
Current liabilities	83	—	186	970	437	360	277	544
Non-current liabilities	158	—	169	2,785	2	699	4,971	1,795
Total liabilities	241	—	355	3,755	439	1,059	5,248	2,339
Stockholders'equity	883	318	494	—	821	1,030	(249)	2,278
Net revenue	248	—	1,389	1,682	911	927	825	1,253
Net income (loss)	45	30	154	(486)	609	150	7	79

(i)   Companhia Siderúrgica do Pecém (“CSP”) is a joint venture and its results are accounted for under the equity method, in which the accumulated losses are capped to the Company’s interest in the investee’s capital based on the applicable law and requirements. That is, after the investment is reduced to zero, the Company does not recognize further losses nor liabilities associated with the investee.

(ii)   Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.

Accounting policy

Joint arrangements investments - Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company's investment in joint ventures includes the goodwill identified in the acquisition, net of any impairment loss.

The Company's interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company's reserves. When the Company's interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Critical accounting estimates and judgments

Judgment is required in some circumstances to determine whether after considering all relevant factors, the Company has either control, joint control or significant influence over an entity. Significant influence includes situations of collective control.

The Company holds the majority of the voting capital in five joint arrangements (Aliança Geração de Energia S.A., Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização), but management have concluded that the Company does not have a sufficiently dominant voting interest to have the power to direct the activities of the entity. As a result, these entities are accounted under equity method due to shareholder’s agreements where relevant decisions are shared with other parties.